Summary of Significant Accounting Policies - Schedule of the impact of the revision to the Post-IPO balance sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 09, 2021	Dec. 31, 2020		Dec. 14, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets	$ 345,649,841	$ 345,880,864	$ 346,518,868	$ 347,538,706	$ 85,750
Total liabilities	53,193,125	46,788,321	47,189,952	13,294,983	62,150
Class A common stock subject to possible redemption	345,000,000	345,000,000	345,000,000	345,000,000	0
Preferred stock	0	0	0	0	0
Additional Paid in Capital	0	0	0	0	24,137
Retained Earnings (Accumulated Deficit)	(52,544,147)	(45,908,320)	(45,671,947)	(10,757,140)	(1,400)
Total stockholders' equity (deficit)	(52,543,284)	(45,907,457)	(45,671,084)	(10,756,277)	23,600		$ 0
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	345,649,841	345,880,864	346,518,868	347,538,706	85,750
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total assets		345,880,864	346,518,868	347,538,706
Total liabilities		46,788,321	47,189,952	13,294,983
Class A common stock subject to possible redemption		294,092,540	294,328,910	329,243,720
Preferred stock		0	0	0
Additional Paid in Capital		19,785,719	19,549,351	5,037,145
Retained Earnings (Accumulated Deficit)		(14,787,088)	(14,550,715)	(38,163)
Total stockholders' equity (deficit)		5,000,003	5,000,006	5,000,003
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		345,880,864	346,518,868	347,538,706
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption		50,907,460	50,671,090	15,756,280
Preferred stock		0	0	0
Additional Paid in Capital		(19,785,719)	(19,549,351)	(5,037,145)
Retained Earnings (Accumulated Deficit)		(31,121,232)	(31,121,232)	(10,718,977)
Total stockholders' equity (deficit)		(50,907,460)	(50,671,090)	(15,756,280)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		0	0	0
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Class A common stock subject to possible redemption	345,000,000
Common stock	0	0	0	0	0
Common Class A [Member] | As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		509	507	158
Common Class A [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		(509)	(507)	(158)
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock	$ 863	863	863	863	$ 863	[1],[2]
Common Class B [Member] | As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		863	863	863
Common Class B [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock		$ 0	$ 0	$ 0

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).